Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2014	Nov. 14, 2014	Mar. 31, 2014
Document Information
Entity Registrant Name	Post Holdings, Inc.
Entity Central Index Key	0001530950
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Sep. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		44,859,942
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 2,089,903,627